Shareholder Report		11 Months Ended	12 Months Ended	14 Months Ended	18 Months Ended	32 Months Ended	37 Months Ended	51 Months Ended	74 Months Ended
	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2025 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false		false
Registrant Name	USCF ETF Trust
Entity Central Index Key	0001597389		0001597389
Document Period End Date	Jun. 30, 2025
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	$65	0.60%

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

Over the previous year, the Fund’s returns based on NAV were 18.17%. This gain was comprised of two parts: 1) Fund price increase of 11.44%; and 2) dividend payments totaling $1.15 per share, contributing additional 6.73% return. The increase in the price of commodities has been attributed to tariff-related supply and transportation constraints, resilient global GDP growth, weaker U.S. dollar, as well as increasing geopolitical tensions. Demand for commodities has generally persisted as economic activity has remained strong.

TOP PERFORMANCE CONTRIBUTORS

Soft commodities such as Cocoa (+59%) and Coffee (+49%) were the two top performers over the prior year, and they contributed materially to the Fund’s return.

TOP PERFORMANCE DETRACTORS

Petroleum products (crude oil and distillates) were generally weak over the prior 12 months, with returns ranging from -7% to -12%. Petroleum products held significant weight throughout the previous year, detracting from performance when included in the portfolio.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	5 years	Since Inception (5/2/2018)

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund - NAV	18.17%	23.80%	8.32%
S&P 500 Index	15.16%	16.63%	14.58%
Bloomberg Commodity Index Total Return℠	5.77%	12.67%	4.50%
SummerHaven Dynamic Commodity Index Total Return℠	18.92%	24.20%	8.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Performance Inception Date									May 02, 2018
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 168,927,467	$ 168,927,467	$ 168,927,467	$ 168,927,467	$ 168,927,467	$ 168,927,467	$ 168,927,467	$ 168,927,467	$ 168,927,467
Holdings Count | Integer	20	20	20	20	20	20	20	20	20
Advisory Fees Paid, Amount			$ 404,673
Investment Company, Portfolio Turnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$168,927,467
Number of Portfolio Holdings	20
Investment Advisory Fees Paid, Net	$404,673
Portfolio Turnover Rate	0%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	92.9%	Energy	35.6%
		Grains & Oilseeds	7.0%
		Industrial Metals	14.6%
		Livestock	21.4%
		Precious Metals	7.1%
		Softs	14.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

The Board of Trustees of USCF ETF Trust approved a change to the Fund’s investment objective, which took effect on October 30, 2024. The Fund now seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the SummerHaven Dynamic Commodity Index Total ReturnSM. Previously, the Fund’s investment objective was to seek long-term total return. In connection with the change to the Fund’s investment objective, certain material principal investment strategies and risks of the Fund were also changed.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259
Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
USCF Gold Strategy Plus Income Fund
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF Gold Strategy Plus Income Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Gold Strategy Plus Income Fund	$53	0.45%

Expenses Paid, Amount			$ 65
Expense Ratio, Percent			0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

Over the previous year, the Fund’s returns based on NAV were 36.84%. This gain was comprised of two parts: (1) an increase in the Fund’s price of 26.97%; and (2) dividend payments totaling $2.29 per share, contributing an additional 9.87% return. The increase in the price of gold has been attributed to increasing geopolitical tensions, increasing economic uncertainty, and an attempt by several central banks to diversify their holdings. The U.S. dollar has also weakened considerably, and since gold (and other commodities) are priced in U.S. dollars, purchasing a fixed amount of any commodity requires more U.S. dollars (holding all else constant).

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (11/2/2021)
USCF Gold Strategy Plus Income Fund - NAV	36.84%	15.47%
S&P 500 Index	15.16%	9.99%
Bloomberg Commodity Index Total Return℠	5.77%	3.43%
Bloomberg Gold Subindex Total Return℠	39.80%	17.43%

Performance Inception Date						Nov. 02, 2021
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 14,765,679	$ 14,765,679	$ 14,765,679	$ 14,765,679	$ 14,765,679	$ 14,765,679	$ 14,765,679	$ 14,765,679	$ 14,765,679
Holdings Count | Integer	2	2	2	2	2	2	2	2	2
Advisory Fees Paid, Amount			$ 45,736
Investment Company, Portfolio Turnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$14,765,679
Number of Portfolio Holdings	2
Investment Advisory Fees Paid, Net	$45,736
Portfolio Turnover Rate	0%

Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
USCF Sustainable Battery Metals Strategy Fund
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF Sustainable Battery Metals Strategy Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Battery Metals Strategy Fund	$59	0.59%

Expenses Paid, Amount			$ 59
Expense Ratio, Percent			0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2025, on a net asset value (“NAV”) basis, the Fund returned 0.01%. Returns were muted from electrification metals and metal equities, resulting from a combination of ongoing negative sentiment and near-term oversupply. This can be measured by referencing the Bloomberg Lithium Subindex at (49)% and the Bloomberg Nickel Subindex at (17%) during the period.

TOP PERFORMANCE CONTRIBUTORS

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2025 included silver, cobalt, and copper futures contracts.

TOP PERFORMANCE DETRACTORS

Positions that detracted from the Fund’s return for the fiscal year ended June 30, 2025 included lithium, nickel, and zinc futures contracts.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (1/10/2023)
USCF Sustainable Battery Metals Strategy Fund - NAV	0.01%	-18.42%
S&P 500 Index	15.16%	22.22%
Bloomberg Commodity Index Total Return℠	5.77%	2.46%
S&P GSCI Electric Vehicle Metals TR Index℠(1)	-3.11%	-14.83%

(1) This benchmark replaces the prior benchmark, Bloomberg Electrification Metals TR Index℠, which was discontinued by the index provider.

Performance Inception Date					Jan. 10, 2023
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 1,415,722	$ 1,415,722	$ 1,415,722	$ 1,415,722	$ 1,415,722	$ 1,415,722	$ 1,415,722	$ 1,415,722	$ 1,415,722
Holdings Count | Integer	41	41	41	41	41	41	41	41	41
Advisory Fees Paid, Amount			$ 8,312
Investment Company, Portfolio Turnover			138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$1,415,722
Number of Portfolio Holdings	41
Investment Advisory Fees Paid, Net	$8,312
Portfolio Turnover Rate	138%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Basic Materials	13.5%
Industrial	3.6%
Energy	0.2%
Commodity Derivatives	1.1%

Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
USCF Energy Commodity Strategy Absolute Return Fund
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF Energy Commodity Strategy Absolute Return Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Energy Commodity Strategy Absolute Return Fund	$77	0.79%

Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.79%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2025, on a net asset value (“NAV”) basis, the Fund returned (6.04)%. Returns were driven by a weakened petroleum performance, as seen by referencing the Bloomberg WTI Crude Oil Subindex at (11.64%), during the period. The Fund allocated approximately 75% of its assets between long West Texas Intermediate (WTI) crude oil and gasoline futures positions, with periodic spread positions.

TOP PERFORMANCE CONTRIBUTORS

The positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2025 included natural gas futures contract holdings.

TOP PERFORMANCE DETRACTORS

The positions that detracted from the Fund’s return for the fiscal year ended June 30, 2025 were the petroleum holdings, which included WTI crude and gasoline futures contract holdings.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (5/4/2023)
USCF Energy Commodity Strategy Absolute Return Fund - NAV	-6.04%	13.45%
S&P 500 Index	15.16%	23.04%
Bloomberg Commodity Index Total Return℠	5.77%	5.35%
Bloomberg Energy Subindex Total Return℠	-7.39%	3.02%

Performance Inception Date				May 04, 2023
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 2,709,954	$ 2,709,954	$ 2,709,954	$ 2,709,954	$ 2,709,954	$ 2,709,954	$ 2,709,954	$ 2,709,954	$ 2,709,954
Holdings Count | Integer	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount			$ 25,877
Investment Company, Portfolio Turnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,709,954
Number of Portfolio Holdings	3
Investment Advisory Fees Paid, Net	$25,877
Portfolio Turnover Rate	0%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	96.5%	Energy	49.9%

Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
USCF Sustainable Commodity Strategy Fund
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about USCF Sustainable Commodity Strategy Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number		1-800-920-0259
Additional Information Website		www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Commodity Strategy Fund	$34	0.33%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.33%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2025, on a net asset value (“NAV”) basis, the Fund returned 1.46%. Returns were driven by muffled performance from renewable energy and electrification metals exposure. This was slightly offset by the Fund’s agricultural exposure, as referenced by the Bloomberg Cocoa Subindex at 56.63% and the Bloomberg Coffee Subindex at 39.80% during the period.

TOP PERFORMANCE CONTRIBUTORS

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2025 included biodiesel D4 RIN, cocoa, and coffee futures contracts.

TOP PERFORMANCE DETRACTORS

Positions that detracted from the Fund’s return for the fiscal year ended June 30, 2025 included the PJM Tri Qualified Renewable energy, rough rice, and wheat futures contracts.

Performance Past Does Not Indicate Future [Text]		The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (8/8/2023)
USCF Sustainable Commodity Strategy Fund - NAV	1.46%	-11.25%
S&P 500 Index	15.16%	20.19%
Bloomberg Commodity Index Total Return℠	5.77%	3.12%

Performance Inception Date		Aug. 08, 2023
No Deduction of Taxes [Text Block]		Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 2,309,394	$ 2,309,394	$ 2,309,394	$ 2,309,394	$ 2,309,394	$ 2,309,394	$ 2,309,394	$ 2,309,394	$ 2,309,394
Holdings Count | Integer	56	56	56	56	56	56	56	56	56
Advisory Fees Paid, Amount		$ 13,534
Investment Company, Portfolio Turnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,309,394
Number of Portfolio Holdings	56
Investment Advisory Fees Paid, Net	$13,534
Portfolio Turnover Rate	14%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	34.1%
Energy	18.9%
Utilities	5.6%
Industrial	0.5%
Commodity Derivatives	(1.0)%

Updated Prospectus Phone Number		1-800-920-0259
Updated Prospectus Web Address		www.uscfinvestments.com/filings/equities
USCF Midstream Energy Income Fund
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF Midstream Energy Income Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Midstream Energy Income Fund	$96	0.85%

Expenses Paid, Amount			$ 96
Expense Ratio, Percent			0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund posted a strong 12-month period ended June 30, 2025. We continue to see the Fund’s midstream energy holdings participate in growing, multi-year, thematic tailwinds—including solid long-term natural gas demand trends from liquefied natural gas (LNG) exports and data center electricity demand. Investors continued to favor midstream for its high current income and growth of income during the fiscal year. In addition, midstream fundamentals and valuations were attractive during the fiscal year. The Fund’s 30-day SEC yield remains attractive relative to the broad market S&P 500 Index at 4.02% as of June 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Targa Resources (TRGP) was the top contributor during the fiscal year, benefiting from peer-leading earnings before interest, taxes, depreciation, and amortization (EBITDA) and dividend growth (TRGP announced a 33% dividend increase for 2025). Enbridge (ENB) benefited from a lower-risk profile within the midstream space, supported by stable cash flows and a backlog of growth projects from growing energy demand. Williams Cos (WMB) benefitted from solid natural gas fundamentals, including demand from data centers and natural gas exports.

TOP PERFORMANCE DETRACTORS

During the fiscal year, the Fund had one performance detractor. Equitrans Midstream (ETRN) was not held for most of the fiscal year as ETRN was acquired by EQT Corp in July 2024 (EQT Corp is not held and outside of the investible universe for the Fund). For the period that ETRN was held, it lagged the overall portfolio, making it a detractor from portfolio returns.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (3/23/2021)
USCF Midstream Energy Income Fund - NAV	26.71%	24.49%
S&P 500 Index	15.16%	13.09%
Alerian Midstream Energy Select Total Return Index℠	28.17%	24.06%

Performance Inception Date								Mar. 23, 2021
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.
Net Assets	$ 385,457,682	$ 385,457,682	$ 385,457,682	$ 385,457,682	$ 385,457,682	$ 385,457,682	$ 385,457,682	$ 385,457,682	$ 385,457,682
Holdings Count | Integer	22	22	22	22	22	22	22	22	22
Advisory Fees Paid, Amount			$ 2,948,295
Investment Company, Portfolio Turnover			41.00%
Additional Fund Statistics [Text Block]

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$385,457,682
Number of Portfolio Holdings	22
Investment Advisory Fees Paid, Net	$2,948,295
Portfolio Turnover Rate	41%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	96.4%
Exchange Traded Fund	2.0%
Money Market Funds	0.4%

Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
USCF Dividend Income Fund
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF Dividend Income Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Dividend Income Fund	$70	0.64%

Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.64%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

For the fiscal year, the Fund significantly outperformed its benchmark, the S&P 500 Value Index, as well as the broad market S&P 500 Index. The 30-day SEC yield remains high relative to the broad market at 2.84% as of June 30, 2025. The Fund’s performance was driven by positive stock and sector selection within financials and positive stock selection in health care.

TOP PERFORMANCE CONTRIBUTORS

Gilead (GILD) was the top contributor, and the company raised its dividend by +2.6% during the fiscal year. Gilead also reported healthy momentum in its pipeline drug candidate Yeztugo (lenacapavir) with expectations for a strong commercial roll out later in 2025. Bank of New York Mellon (BK) was a top portfolio contributor, driven by its consistent revenue growth and strong profitability. Its defensive, fee-based business model meant the stock price held up well during the tariff-related market volatility in early 2025. Goldman Sachs (GS) shares rose following the election, as investors anticipated that the new administration would ease merger regulations and spur more deal activity. Further, Goldman’s core Global Banking and Markets unit continues to deliver strong revenue growth and solid operating leverage.

TOP PERFORMANCE DETRACTORS

Merck (MRK) detracted, and we exited our holding due to the uncertain path to replace the revenue from sales of a cancer drug Keytruda, which is expected to decrease once Merck loses its exclusivity with respect to the drug in 2028. We also exited our position in detractor Robert Half International (RHI). When we purchased RHI, we acknowledged a slowing labor market, but we were later disappointed in management’s failure to reduce variable costs as they had in prior cycles. As a result, dividend coverage grew too tight for the Fund’s targets. Conagra Brands (CAG) lagged as food companies are facing increased consumer resistance to higher prices.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (6/7/2022)
USCF Dividend Income Fund - NAV	17.06%	9.91%
S&P 500 Index	15.16%	15.67%
S&P 500 Value Total Return Index℠	9.63%	11.13%

Performance Inception Date							Jun. 07, 2022
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.
Net Assets	$ 3,446,358	$ 3,446,358	$ 3,446,358	$ 3,446,358	$ 3,446,358	$ 3,446,358	$ 3,446,358	$ 3,446,358	$ 3,446,358
Holdings Count | Integer	37	37	37	37	37	37	37	37	37
Advisory Fees Paid, Amount			$ 31,383
Investment Company, Portfolio Turnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$3,446,358
Number of Portfolio Holdings	37
Investment Advisory Fees Paid, Net	$31,383
Portfolio Turnover Rate	24%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of June 30, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	45.5%
Consumer, Non-cyclical	27.1%
Communications	14.0%
Technology	6.7%
Money Market Funds	2.4%
Basic Materials	1.8%
Industrial	1.2%
Consumer, Cyclical	1.0%

Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities